Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest on loans and borrowings	$ 0	$ 11,299
Accretion of deferred revenue	2,501	3,032
Accretion of provision for rehabilitation and closure costs	2,339	2,703
Interest on lease liabilities	1,814	1,477
Other finance expenses	10,435	7,311
Finance expense	17,089	25,822
Capitalized borrowing costs	$ 36,500	$ 16,983